Background and Basis of Presentation - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019	Jan. 01, 2017
Debt Instrument [Line Items]
Inventory write-down		$ 4,700,000	$ 7,700,000	$ 0
Proceeds from sale of receivables		31,100,000	5,700,000
Reserve for inventory obsolescence	$ 37,400,000	37,400,000	30,800,000
Amortization of debt issuance costs and discount		2,900,000	3,000,000.0	3,800,000
Impairment charges, goodwill and indefinite-lived intangible assets		0	1,400,000	0
Property and equipment impairment	$ 3,300,000	3,600,000	0	0
Advertising costs		6,800,000	3,200,000	5,100,000
Research and development expenses		12,700,000	15,100,000	18,900,000
Other non-operating expenses		900,000	1,100,000	700,000
Interest expense, net
Debt Instrument [Line Items]
Amortization of debt issuance costs and discount		$ 2,300,000	$ 2,400,000	$ 3,800,000
Accounting Standards Update 2016-09
Debt Instrument [Line Items]
Unrecognized deferred tax assets related to excess tax benefit for share-based compensation						$ 1,100,000
Retained Deficit | Accounting Standards Update 2016-09
Debt Instrument [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						800,000
Retained Deficit | Accounting Standards Update 2016-16
Debt Instrument [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						$ 1,900,000
Forecast [Member] | Subsequent Event | Minimum
Debt Instrument [Line Items]
Operating Lease, Right-of-Use Asset					$ 36,000,000.0
Operating Lease, Liability					38,000,000
Forecast [Member] | Subsequent Event | Maximum
Debt Instrument [Line Items]
Operating Lease, Right-of-Use Asset					38,000,000.0
Operating Lease, Liability					$ 40,000,000